Nov. 19, 2015

SUPPLEMENT TO THE PROSPECTUSES,
SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Strategic Income Fund (the "Fund")
At a meeting held on November 17-18, 2015, the Board of Trustees of the Fund approved changes to the Fund's Class A Sales Charges Schedule and related changes.
I. Prospectus and Summary Prospectus
Effective December 15, 2015, the Fund's Shareholder Fees table in the section of the Fund's Summary entitled "Fund Summary - Fees and Expenses", is hereby replaced with the following:
Shareholder Fees (Fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%

1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.